Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				0 Months Ended
	Jun. 28, 2013	May 28, 2013	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Stock Unit Awards [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 2013 Plan [Member]	Oct. 04, 2013 2013 Plan [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Restricted Stock Units (RSUs) [Member]	Jan. 14, 2011 Predecessor [Member]
Stockholders Equity [Line Items]
Dividend paid	$ 195,900,000	$ 342,800,000	$ 200,000,000							$ 538,705,000		$ 200,000,000
Cash payment to stock option holders in lieu of reduction in exercise prices				11,300,000	700,000					11,295,000		732,000
Additional compensation expense				0
Number of common stock authorizing for issuance									18,600,000
Percentage of share unit awards generally vest				50.00%
Percentage of predetermined financial-based targets				50.00%
Company granted options and share unit										713,000			5,000
Number of shares available for future grants								18,600,000
Shares Award issued date				2011-01
Shares Award vested date				2014-01
Plan effective date								Oct. 24, 2013
Liability recorded for share unit awards						10,600,000
Total unrecognized compensation costs related to non-vested stock options and share unit awards				19,100,000
Recognition period of unrecognized compensation costs				1 year 9 months 18 days
Intrinsic value of options exercised										2,200,000	5,600,000	4,200,000		300,000
Weighted Average Remaining Contractual Life				5 years 7 months 6 days
Option granted				0
Common stock vesting period							1 year
Company issued common stock valued														100,000
Share unit award expense										$ 5,500,000	$ 1,500,000	$ 3,500,000